INVESTMENT IN ASSOCIATE - Disclosure of detailed information about investment accounted for using the equity method (Details) - QPerfect SA [Member]	12 Months Ended
Dec. 31, 2025 CAD ($)
Disclosure of associates [line items]
Balance	$ 0
Addition	3,263,521
Share of net loss	(48,859)
Balance	$ 3,214,662